Income Taxes - Schedule of a Reconciliation of Unrecognized Tax Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes - Schedule of a Reconciliation of Unrecognized Tax Benefits (Details) [Line Items]
Unrecognized tax benefits opening period	¥ 278,696,225	¥ 257,300,164
Increases — tax positions in the current period	69,991,983	61,493,198
Decreases — tax positions in prior period	(32,266,665)	(40,097,137)
Unrecognized tax benefits ending period	¥ 316,421,543	¥ 278,696,225